Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2018
Provision for credit losses
in	2018	2017	2016
Provision for credit losses (CHF million)
Provision for loan losses	201	190	249
Provision for lending-related and other exposures	44	20	3
Provision for credit losses	245	210	252

Bank
Provision for credit losses
in	2018	2017	2016
Provision for credit losses (CHF million)
Provision for loan losses	201	190	249
Provision for lending-related and other exposures	44	20	3
Provision for credit losses	245	210	252